CREDIT FACILITIES AND DEBT (Details) (USD $)	12 Months Ended		1 Months Ended				3 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013	Oct. 31, 2012	Nov. 30, 2011	Apr. 30, 2013	Oct. 31, 2013	Jun. 30, 2014
Debt
Total Facility/Debt	$ 13,492,872,000	$ 13,953,995,000
Short-Term Outstanding	1,305,695,000	1,906,566,000
Current Maturities of Long-Term Outstanding	3,326,513,000	2,382,623,000
Long-Term Outstanding	8,193,039,000	8,345,588,000
Available	667,625,000	1,319,218,000
Minimum annual repayments of long-term debt
2016	3,154,279,000
2017	2,086,280,000
2018	2,011,810,000
2019	876,320,000
2020 and thereafter	64,350,000
Total	8,193,039,000	8,345,588,000
Other disclosure
Weighted-average interest rate on total short-term debt outstanding (as a percent)	1.20%	1.10%
Weighted- average interest rate on total long-term debt (as a percent)	1.90%	1.80%
CNH Global
Support Agreement
Number of preceding fiscal quarters added to the current quarter used in calculating the consolidated fixed charges coverage ratio under support agreement	3
Period of prior written notice	30 days
Long-term rated indebtedness outstanding	0
CNH Global | Minimum
Support Agreement
Consolidated fixed charges coverage ratio	1.05
Ownership percentage required to be maintained in the company	51.00%
Consolidated tangible net worth threshold	50,000,000
Committed Asset-Backed Facilities
Debt
Total Facility/Debt	3,008,160,000	3,719,724,000
Short-Term Outstanding	1,305,695,000	1,906,566,000
Current Maturities of Long-Term Outstanding	332,521,000	163,225,000
Long-Term Outstanding	952,319,000	680,715,000
Available	417,625,000	969,218,000
Minimum annual repayments of long-term debt
Total	952,319,000	680,715,000
Committed Asset-Backed Facilities | Maximum
Other disclosure
Maturity period of receivables	7 years
Retail | Maximum
Debt
Total Facility/Debt	1,631,665,000
Retail | United States
Debt
Total Facility/Debt	1,200,000,000	1,200,000,000
Current Maturities of Long-Term Outstanding	186,382,000	107,147,000
Long-Term Outstanding	604,765,000	443,891,000
Available	408,853,000	648,962,000
Minimum annual repayments of long-term debt
Total	604,765,000	443,891,000
Retail | Canada
Debt
Total Facility/Debt	431,665,000	470,009,000
Current Maturities of Long-Term Outstanding	91,497,000	37,380,000
Long-Term Outstanding	331,396,000	156,422,000
Available	8,772,000	276,207,000
Minimum annual repayments of long-term debt
Total	331,396,000	156,422,000
Wholesale VFN | United States
Debt
Total Facility/Debt	800,000,000	1,400,000,000
Short-Term Outstanding	800,000,000	1,400,000,000
Wholesale VFN | Canada
Debt
Total Facility/Debt	505,695,000	550,615,000
Short-Term Outstanding	505,695,000	506,566,000
Available		44,049,000
Leases | United States
Debt
Total Facility/Debt	70,800,000	99,100,000
Current Maturities of Long-Term Outstanding	54,642,000	18,698,000
Long-Term Outstanding	16,158,000	80,402,000
Minimum annual repayments of long-term debt
Total	16,158,000	80,402,000
Secured Debt
Debt
Total Facility/Debt	7,136,638,000	7,385,131,000
Current Maturities of Long-Term Outstanding	2,243,992,000	2,219,398,000
Long-Term Outstanding	4,892,646,000	5,165,733,000
Minimum annual repayments of long-term debt
Total	4,892,646,000	5,165,733,000
Amortizing Retail Term ABS
Debt
Total Facility/Debt	6,734,455,000	6,872,706,000
Current Maturities of Long-Term Outstanding	2,214,854,000	2,124,267,000
Long-Term Outstanding	4,519,601,000	4,748,439,000
Minimum annual repayments of long-term debt
Total	4,519,601,000	4,748,439,000
Other ABS Financing
Debt
Total Facility/Debt	34,883,000	145,125,000
Current Maturities of Long-Term Outstanding	29,138,000	95,131,000
Long-Term Outstanding	5,745,000	49,994,000
Minimum annual repayments of long-term debt
Total	5,745,000	49,994,000
Wholesale Term | United States
Debt
Total Facility/Debt	367,300,000	367,300,000
Long-Term Outstanding	367,300,000	367,300,000
Minimum annual repayments of long-term debt
Total	367,300,000	367,300,000
Unsecured Facilities
Other disclosure
Debt issued	250,000,000
Revolving credit facilities
Debt
Total Facility/Debt	350,000,000	350,000,000
Long-Term Outstanding	100,000,000
Available	250,000,000	350,000,000
Minimum annual repayments of long-term debt
Total	100,000,000
Other disclosure
Debt issued	100,000,000
Unsecured Debt	250,000,000
Unsecured Debt:
Debt
Total Facility/Debt	2,998,074,000	2,499,140,000
Current Maturities of Long-Term Outstanding	750,000,000
Long-Term Outstanding	2,248,074,000	2,499,140,000
Minimum annual repayments of long-term debt
Total	2,248,074,000	2,499,140,000
Notes
Debt
Total Facility/Debt	2,848,074,000	2,349,140,000
Current Maturities of Long-Term Outstanding	750,000,000
Long-Term Outstanding	2,098,074,000	2,349,140,000
Fair value hedge adjustment	(680,000)	860,000
Debt Discount	2,606,000
Minimum annual repayments of long-term debt
Total	2,098,074,000	2,349,140,000
Term loan
Debt
Total Facility/Debt	150,000,000	150,000,000
Long-Term Outstanding	150,000,000	150,000,000
Minimum annual repayments of long-term debt
Total	150,000,000	150,000,000
Other disclosure
Debt issued	150,000,000
3.875% unsecured notes due 2015
Other disclosure
Debt issued			750,000,000
Interest rate margin (as a percent)			3.875%
6.25% unsecured debt due 2016
Other disclosure
Debt issued				500,000,000
Interest rate margin (as a percent)				6.25%
3.625% unsecured notes due 2018
Other disclosure
Debt issued					600,000,000
Interest rate margin (as a percent)					3.625%
3.25% unsecured notes due 2017
Other disclosure
Debt issued						500,000,000
Interest rate margin (as a percent)						3.25%
3.375% unsecured notes due 2019
Other disclosure
Debt issued							$ 500,000,000
Interest rate margin (as a percent)							3.375%